Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2025-RPL3
Start - End Dates:	8/1/2016 - 9/9/2017
Deal Loan Count:	4
Report Run Date:	6/3/2025 1:22 PM

Loan Level Tape Compare Upload

Loans in Report	4
Redacted Loan ID	Loan Number	GS ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Discrepancy Comment
CBA281AE-8478-461E-B779-0CAE8399F4F4	XXX	XXX	XXX	Original Term	181	180	Complete	Loan Term per Note is 180 months.
324AB225-C2F7-4EA3-A4E0-ADB68ADB2415	XXX	XXX	XXX	Loan Purpose	Purchase	Cashout Refi	Complete	Cash-out refinance per HUD-1; consumer trades paid off.

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